Employee compensation - Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 114,854	$ 108,672
Italian Investment Tax Credit
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Tax credits	590	286
Cost of revenue
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	19,222	18,305
General and administrative
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	16,864	15,494
Sales and marketing
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	48,040	47,997
Research and development
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	30,728	$ 26,876
Incremental acquisition related compensation costs	$ 1,518